Lease liabilities and right-of-use assets - Summary of Amounts Recognized in Consolidated Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities and right-of-use assets
Interest expense on lease liabilities	$ (73,528)	$ (127,426)	$ (341,510)
Interest income on sublease receivables	12,349	37,706	8,340
Depreciation for right-of-use assets	(177,107)	(364,116)	(1,216,495)
Amounts recognized in consolidated statement of comprehensive income	$ (238,286)	$ (453,836)	$ (1,549,665)